Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted earnings per share:

(in millions, except per share data)	FOR THE YEARS ENDED SEPTEMBER 30,
	2012	2011	2010
Numerator:
Net earnings for basic and dilutive earnings per share	$408.9	$261.2	$403.0
Denominator:
Weighted-average shares - basic	64.9	69.6	70.0
Effect of dilutive securities:
Stock options	0.2	0.2	0.2
Restricted stock equivalents	0.6	0.5	0.3
Total dilutive securities	0.8	0.7	0.5
Weighted-average shares - diluted	65.7	70.3	70.5
Basic net earnings per share	$6.30	$3.75	$5.76
Diluted net earnings per share	$6.22	$3.72	$5.72